Significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Buildings [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	28	28
Machinery [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	8	8
Fixtures and fittings [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5	5
Office Equipment [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5	5
Bottom of range [member] | Computer Equipment [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3	3
Bottom of range [member] | Vehicles [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3	3
Top of range [member] | Computer Equipment [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5	5
Top of range [member] | Vehicles [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5	5